Marketable Securities - Summary of Both Short-Term and Long-Term Marketable Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 1,061,397	$ 784,981
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(5,277)	1,212
Gross Unrealized Gain (Loss) through Profit & Loss	(1,098)	12
Market Value	1,055,022	786,205
Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	686,365	464,443
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(6,305)	1,145
Market Value	680,060	465,588
Government Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	271,004	118,659
Gross Unrealized Gain (Loss) through Other Comprehensive Income	2,438	13
Market Value	273,442	118,672
Commercial Paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	45,329	60,692
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(21)
Market Value	45,308	60,692
Preferred Stock Debt Instrument [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	6,195	750
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(1,129)	(7)
Market Value	5,066	743
Preferred Stock Equity Instrument [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	7,099	750
Gross Unrealized Gain (Loss) through Profit & Loss	(1,098)	12
Market Value	6,001	762
Other Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	45,405	139,687
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(260)	61
Market Value	$ 45,145	$ 139,748